Components of Net Periodic Pension Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Pension Benefits, U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 19,906	$ 16,957	$ 14,020
Interest cost	15,307	13,738	13,499
Expected return on plan assets	(17,416)	(12,558)	(9,795)
Prior service cost	352	358	351
Net actuarial losses recognized	8,510	7,919	6,554
Curtailment/settlement (gains) losses		83
Net Pension Cost	26,659	26,497	24,629
Pension Benefits, Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	3,731	3,535	1,971
Interest cost	8,076	7,622	7,352
Expected return on plan assets	(7,867)	(7,057)	(6,068)
Prior service cost	10	12	9
Net actuarial losses recognized	2,169	2,472	963
Curtailment/settlement (gains) losses		(26)	(76)
Net Pension Cost	$ 6,119	$ 6,558	$ 4,151